13F-NT

                         EMAIL
                         March 31, 2001

                         0000872786
                         rt8dc@vt

                         NONE
                         1

                         HILDA BREWER
                         (212) 841-2303

                         HILDA_BREWER@AMERICAS.BNPPARIBAS.COM

                         13F-NT
                Form 13F Notice Initial Filing

                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BNP PARIBAS
Address: 3, rue d'Antin

         PARIS, FRANCE  75002

13F File Number:  28-4902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JEAN CLAMON
Title:     DIRECTOR
Phone:     (33-1) 42 98 0864

Signature, Place, and Date of Signing:

     MR. JEAN CLAMON     Paris, France


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.